SCHEDULE OF NET LEASE COST AND OTHER SUPPLEMENTAL LEASE INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost (cost resulting from lease payments)	$ 173,060	$ 168,028
Net lease costs	173,060	168,028
Operating lease - operating cash flows (fixed payments)	173,060	168,028
Operating lease - operating cash flows (liability reduction)	162,317	139,328
Non-current leases - right of use assets		151,447
Current liabilities - operating lease liabilities		$ 162,317
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Current liabilities - operating lease liabilities	Current liabilities - operating lease liabilities
Non-current liabilities - operating lease liabilities